Goodwill and intangible assets - Narrative (Details)	12 Months Ended
Dec. 31, 2025
Intangible assets
Projected cash flows period for impairment analysis (in years)	5 years
Projected cash flows additional period for impairment analysis (in years)	5 years
Bottom of range
Intangible assets
Intangible assets, useful lives (in years)	3 years
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Intangible assets
Intangible assets, useful lives (in years)	12 years